Other notes - Contingent liabilities and other financial obligations, schedule of future minimum lease payments (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments for assets leased under operating lease agreements	€ 27,771	€ 20,585
Less than one year
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments for assets leased under operating lease agreements	4,404	4,058
1 to 2 years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments for assets leased under operating lease agreements	5,927	2,853
2 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments for assets leased under operating lease agreements	5,476	2,752
3 to 4 years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments for assets leased under operating lease agreements	1,241	2,339
4 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments for assets leased under operating lease agreements	1,088	2,402
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments for assets leased under operating lease agreements	€ 9,635	€ 6,181